Janus Henderson VIT Adaptive Risk Managed U.S. Equity Portfolio

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.8%
Aerospace & Defense – 2.0%
General Dynamics Corp	157	$35,829
L3Harris Technologies Inc	155	30,417
		66,246
Auto Components – 0.5%
BorgWarner Inc	305	14,979
Automobiles – 0.7%
Tesla Inc*	118	24,480
Banks – 2.5%
Bank of Montreal#	11	980
Bank OZK	179	6,122
Canadian Imperial Bank of Commerce#	148	6,278
Cullen/Frost Bankers Inc	14	1,475
Fifth Third Bancorp	224	5,967
Huntington Bancshares Inc/OH	271	3,035
KeyCorp	438	5,484
New York Community Bancorp Inc	1,142	10,324
Regions Financial Corp	346	6,422
Royal Bank of Canada	267	25,520
Toronto-Dominion Bank#	170	10,183
		81,790
Beverages – 4.0%
Coca-Cola Co	803	49,810
Constellation Brands Inc - Class A	122	27,559
Keurig Dr Pepper Inc	203	7,162
PepsiCo Inc	268	48,856
		133,387
Biotechnology – 1.8%
AbbVie Inc	21	3,347
Amgen Inc	84	20,307
Arrowhead Pharmaceuticals Inc*	270	6,858
Gilead Sciences Inc	1	83
Horizon Therapeutics PLC*	15	1,637
Regeneron Pharmaceuticals Inc*	11	9,038
Vertex Pharmaceuticals Inc*	60	18,904
		60,174
Building Products – 0.9%
Johnson Controls International PLC	255	15,356
Masco Corp	293	14,568
		29,924
Capital Markets – 6.2%
Ares Capital Corp	905	16,539
Bank of New York Mellon Corp	331	15,041
Blue Owl Capital Inc	1,217	13,484
CME Group Inc	199	38,112
Coinbase Global Inc - Class A*,#	13	878
Franklin Resources Inc	522	14,063
FS KKR Capital Corp	122	2,257
Intercontinental Exchange Inc	73	7,613
Jefferies Financial Group Inc	430	13,648
Nasdaq Inc	605	33,075
Raymond James Financial Inc	165	15,390
S&P Global Inc	27	9,309
UBS Group AG	1,249	26,654
		206,063
Chemicals – 2.9%
Air Products & Chemicals Inc	64	18,381
Corteva Inc	401	24,184
Dow Inc	314	17,213
DuPont de Nemours Inc	18	1,292
Eastman Chemical Co	198	16,699
International Flavors & Fragrances Inc	47	4,322
Olin Corp	267	14,819
		96,910
Commercial Services & Supplies – 1.7%
Cintas Corp	38	17,582
Waste Management Inc	241	39,324
		56,906

Shares or Principal Amounts		Value
Common Stocks– (continued)
Communications Equipment – 1.7%
Arista Networks Inc*	13	$2,182
Ciena Corp*	121	6,355
Cisco Systems Inc	243	12,703
Juniper Networks Inc	558	19,206
Motorola Solutions Inc	62	17,740
		58,186
Construction & Engineering – 1.1%
AECOM	443	37,354
Containers & Packaging – 1.4%
Berry Global Group Inc	270	15,903
International Paper Co	460	16,588
Westrock Co	488	14,869
		47,360
Distributors – 0.5%
Genuine Parts Co	103	17,233
Diversified Financial Services – 2.5%
Apollo Global Management Inc	121	7,642
Berkshire Hathaway Inc*	182	56,196
Fidelity National Information Services Inc	286	15,538
Pagseguro Digital Ltd*,#	239	2,048
Shift4 Payments Inc - Class A*	21	1,592
		83,016
Diversified Telecommunication Services – 0.5%
AT&T Inc	828	15,939
Electric Utilities – 4.1%
American Electric Power Co Inc	267	24,294
Constellation Energy Corp	224	17,584
FirstEnergy Corp	48	1,923
NextEra Energy Inc	294	22,662
NRG Energy Inc	471	16,151
PPL Corp	246	6,836
Southern Co	551	38,339
Xcel Energy Inc	126	8,497
		136,286
Electrical Equipment – 1.0%
Eaton Corp PLC	44	7,539
Emerson Electric Co	217	18,909
Rockwell Automation Inc	21	6,162
		32,610
Electronic Equipment, Instruments & Components – 1.7%
Corning Inc	977	34,469
Flex Ltd*	664	15,279
Jabil Inc	71	6,259
		56,007
Equity Real Estate Investment Trusts (REITs) – 0.4%
WP Carey Inc	188	14,561
Food & Staples Retailing – 2.4%
Costco Wholesale Corp	9	4,472
Sysco Corp	676	52,207
Target Corp	47	7,785
US Foods Holding Corp*	445	16,438
		80,902
Food Products – 1.6%
General Mills Inc	109	9,315
Lamb Weston Holdings Inc	27	2,822
McCormick & Co Inc/MD	225	18,722
Mondelez International Inc	307	21,404
		52,263
Health Care Equipment & Supplies – 2.4%
Boston Scientific Corp*	845	42,275
Hologic Inc*	216	17,431
Stryker Corp	73	20,839
		80,545
Health Care Providers & Services – 3.2%
AmerisourceBergen Corp	148	23,696
Cardinal Health Inc	11	831
Centene Corp*	247	15,613
HCA Healthcare Inc	145	38,234
UnitedHealth Group Inc	62	29,301
		107,675
Health Care Real Estate Investment Trusts (REITs) – 0.5%
Ventas Inc	362	15,693

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure – 2.0%
Aramark	460	$16,468
Boyd Gaming Corp	243	15,581
Darden Restaurants Inc	94	14,585
Hilton Worldwide Holdings Inc	27	3,803
Yum! Brands Inc	126	16,642
		67,079
Household Durables – 0.8%
Garmin Ltd	35	3,532
Leggett & Platt Inc	743	23,687
		27,219
Household Products – 1.5%
Church & Dwight Co Inc	282	24,932
Colgate-Palmolive Co	332	24,950
Kimberly-Clark Corp	13	1,745
		51,627
Industrial Real Estate Investment Trusts (REITs) – 1.2%
Prologis Inc	72	8,983
STAG Industrial Inc	957	32,366
		41,349
Information Technology Services – 0.3%
Cognizant Technology Solutions Corp	106	6,459
EPAM Systems Inc*	12	3,588
		10,047
Insurance – 4.8%
Aflac Inc	250	16,130
Allstate Corp	110	12,189
American International Group Inc	189	9,518
Aon PLC - Class A	56	17,656
Fidelity National Financial Inc	454	15,858
Manulife Financial Corp	506	9,290
MetLife Inc	505	29,260
Progressive Corp/The	261	37,339
Travelers Cos Inc	74	12,684
		159,924
Interactive Media & Services – 3.0%
Alphabet Inc - Class A*	750	77,798
Meta Platforms Inc - Class A*	106	22,466
		100,264
Life Sciences Tools & Services – 0.4%
Danaher Corp	39	9,830
Repligen Corp*	17	2,862
		12,692
Machinery – 2.2%
Cummins Inc	71	16,960
Illinois Tool Works Inc	21	5,112
Otis Worldwide Corp	208	17,555
PACCAR Inc	223	16,324
Wabtec Corp	164	16,574
		72,525
Media – 2.4%
Fox Corp - Class A	956	32,552
New York Times Co	436	16,952
Omnicom Group Inc	172	16,226
Sirius XM Holdings Inc#	3,606	14,316
		80,046
Metals & Mining – 0.8%
Alamos Gold Inc - Class A	1,517	18,553
Franco-Nevada Corp	61	8,894
		27,447
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Starwood Property Trust Inc#	814	14,400
Multiline Retail – 2.3%
Amazon.com Inc*	755	77,984
Multi-Utilities – 1.8%
CenterPoint Energy Inc	577	16,998
Public Service Enterprise Group Inc	522	32,599
Sempra Energy	64	9,674
		59,271
Oil, Gas & Consumable Fuels – 2.8%
Antero Midstream Corp	1,474	15,462
Enbridge Inc	612	23,348
EOG Resources Inc	64	7,336
ONEOK Inc	238	15,123

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Pembina Pipeline Corp	103	$3,337
Pioneer Natural Resources Co	36	7,353
Targa Resources Corp	79	5,763
TC Energy Corp	407	15,836
		93,558
Personal Products – 0.3%
Coty Inc*	501	6,042
Olaplex Holdings Inc*	1,150	4,911
		10,953
Pharmaceuticals – 1.3%
Bristol-Myers Squibb Co	314	21,763
Pfizer Inc	352	14,362
Zoetis Inc	47	7,823
		43,948
Professional Services – 1.5%
Automatic Data Processing Inc	83	18,478
CoStar Group Inc*	223	15,354
Paychex Inc	146	16,730
		50,562
Real Estate Management & Development – 0.5%
CBRE Group Inc*	208	15,144
Residential Real Estate Investment Trusts (REITs) – 1.3%
AvalonBay Communities Inc	82	13,781
Equity Residential	474	28,440
		42,221
Retail Real Estate Investment Trusts (REITs) – 1.4%
Kimco Realty Corp	643	12,558
Realty Income Corp	548	34,699
		47,257
Road & Rail – 1.6%
Canadian National Railway Co	132	15,572
Canadian Pacific Railway Ltd	415	31,930
Ryder System Inc	50	4,462
		51,964
Semiconductor & Semiconductor Equipment – 2.3%
Applied Materials Inc	72	8,844
Broadcom Inc	21	13,472
KLA Corp	7	2,794
Marvell Technology Inc	63	2,728
Microchip Technology Inc	83	6,954
NVIDIA Corp	106	29,444
ON Semiconductor Corp*	83	6,833
Skyworks Solutions Inc	54	6,371
		77,440
Software – 5.8%
Autodesk Inc*	5	1,041
Check Point Software Technologies Ltd*	246	31,980
Fortinet Inc*	111	7,377
HashiCorp Inc - Class A*	89	2,607
Microsoft Corp	429	123,681
Nutanix Inc*	93	2,417
Palantir Technologies Inc - Class A*	430	3,634
Palo Alto Networks Inc*	37	7,390
Salesforce.com Inc*	54	10,788
Samsara Inc - Class A*	189	3,727
		194,642
Specialized Real Estate Investment Trusts (REITs) – 2.3%
American Tower Corp	98	20,025
EPR Properties	64	2,438
Iron Mountain Inc	110	5,820
VICI Properties Inc	558	18,202
Weyerhaeuser Co	1,027	30,944
		77,429
Specialty Retail – 0.1%
Ross Stores Inc	15	1,592
Ulta Beauty Inc*	2	1,091
		2,683
Technology Hardware, Storage & Peripherals – 4.8%
Apple Inc	715	117,904
Hewlett Packard Enterprise Co	1,567	24,962
HP Inc	624	18,314
		161,180

Shares or Principal Amounts		Value
Common Stocks– (continued)
Tobacco – 0.3%
Philip Morris International Inc	111	$10,795
Trading Companies & Distributors – 0.1%
WW Grainger Inc	7	4,822
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	60	8,690
Total Common Stocks (cost $3,203,551)		3,301,651
Investment Companies– 1.8%
Exchange-Traded Funds (ETFs) – 1.8%
Schwab US Large-Cap#((cost $53,335)	1,232	59,592
Investments Purchased with Cash Collateral from Securities Lending– 1.3%
Investment Companies – 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	28,025	28,025
Time Deposits – 0.4%
Royal Bank of Canada, 4.8000%, 4/3/23	$14,368	14,368
Total Investments Purchased with Cash Collateral from Securities Lending (cost $42,393)		42,393
Total Investments (total cost $3,299,279) – 101.9%		3,403,636
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(62,600)
Net Assets – 100%		$3,341,036

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,173,233	93.2%
Canada	169,721	5.0
Israel	31,980	0.9
Switzerland	26,654	0.8
Brazil	2,048	0.1

Total	$3,403,636	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$825	$4	$(3)	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	879∆	-	-	28,025
Total Affiliated Investments - 0.9%	$1,704	$4	$(3)	$28,025

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	36,758	550,725	(587,484)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	108,455	597,870	(678,300)	28,025

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,301,651	$-	$-
Investment Companies	59,592	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	42,393	-
Total Assets	$3,361,243	$42,393	$-

Investment Valuation

the Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The the Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a the Portfolio, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2023 and through the date of issuance of the Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the the Portfolio’s financial statements other than the following:

On December 14, 2022, the Board of Trustees (the “Trustees”) approved a plan to liquidate and terminate the Portfolio. On April 28, 2023, the Portfolio was liquidated.

For additional information on the the Portfolio, please refer to the the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70318 05-23